STOCK OPTIONS (Narrative) (Details)		1 Months Ended					12 Months Ended
		Sep. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) Director $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 17, 2003 shares	Dec. 31, 2000 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield							0.00%	0.00%
Risk free interest rate							1.69%	2.73%
Expected Life (Years)							5 years	10 years
Option, expense | $							$ 849,791	$ 860,235
Weighted average fair value of stock options granted | $							$ 3,758,162	$ 599,893
Intrinsic value of stock options exercised | $
Unrecognized compensation cost related to outstanding stock options | $							$ 2,853,537
Unrecognized compensation cost related to stock options, period of recognition							2 years 6 months
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued				375,000
Exercisable common stock share price | $ / shares				$ 0.85
Dividend yield				0.00%
Risk free interest rate				1.58%
Expected volatility				180.10%
Expected Life (Years)				5 years
Stock grant value | $				$ 1,502,219
Pre Reverse Stock Split [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued				31,875,000
Exercisable common stock share price | $ / shares				$ 0.01
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							1,875,000
Exercise price, description							In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock for which an employee may exercise Incentive Stock Options under all plans of the company shall not exceed $1,000,000 per calendar year. If any employee shall have the right to exercise any options in excess of $100,000 during any calendar year, the options in excess of $100,000 shall be deemed to be Non-Statutory Stock Options, including prices, duration, transferability and limitations on exercise.
Exercisable common stock share price | $ / shares							$ 0.85
Option fair value | $	[1]						$ 226,631,000
Stock Options [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued			200,000
Dividend yield			0.00%
Risk free interest rate			1.62%
Expected volatility			182.20%
Expected Life (Years)			5 years
Vesting period			3 years
Option fair value | $			$ 1,107,857
Stock Options [Member] | Pre Reverse Stock Split [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued			17,000,000
Stock Options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued		75,000			1,225,000	6,000,000
Exercisable common stock share price | $ / shares		$ 2.15			$ 0.85	$ 0.05
Number of employees and directors receiving unit grants | Director					2
Expected option life (in years)					5 years	10 years
Fair value of option issued expensed immediately | $					$ 993,083	$ 599,893
Dividend yield		0.00%				0.00%
Risk free interest rate		1.48%				2.73%
Expected volatility		18350.00%			176.60%	229.00%
Expected Life (Years)		5 years			5 years	10 years
Vesting period		5 years
Option fair value | $		$ 155,003
Stock Options [Member] | Director [Member] | Pre Reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued		6,375,000			104,125,000
Stock Options [Member] | Director [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate					1.74%
Stock Options [Member] | Director [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate					1.75%
Stock Options [Member] | Stock Option 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan									18,000,000
Number of options available to be issued							4,067,631
Number of common shares that can be purchased through equity awards that have been issued, unvested or unexercised							298,530
Stock Options [Member] | Stock Option 2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan										1,500,000
Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member] | Stock Option 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan							20,000,000
Number of options available to be issued							19,700,000
Number of common shares that can be purchased through equity awards that have been issued, unvested or unexercised							292,500

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $2.50 for our common stock on December 31, 2015.